Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Minimum Future Rentals on Non-Cancelable Operating Leases

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2014:

	Lease	Sublease income	Net lease
2015	$9,938	$(497)	$9,442
2016	7,704	(473)	7,231
2017	5,392	(359)	5,033
2018	4,545	(201)	4,344
2019	5,641	(201)	5,440
Thereafter	2,899	(402)	2,498

Total minimum future lease payments	$36,119	$(2,132)	$33,988

Purchase Obligations

The following is a schedule by years of purchase obligations as of December 31, 2014:

2015	$3,543
2016	4,784
2017	1,637
2018	158
2019	158
Thereafter	39

Total minimum future purchase obligations	$10,319